ORGANIZATION AND NATURE OF OPERATIONS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Net loss	$ 1,716,804	$ 2,440,044
Net cash used in operations	1,606,449	2,152,226
Accumulated deficit	212,224,026		$ 210,507,222
Total Stockholders' Equity	2,200,634	$ 3,277,709	(10,830)	$ 2,918,672
Working Capital	162,816
Cash on hand	2,182,330
Increase in allowance for doubtful accounts	20,000		$ 324,000
Liquidity Going Concern And Managements Plans [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Net cash used in operations	$ 1,606,449